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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 -------------------------------
   Address:      11975 El Camino Real
                 -------------------------------
                 Suite 300
                 -------------------------------
                 San Diego, CA 92130
                 -------------------------------

Form 13F File Number: 028-06854
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ J. SITLANI                 San Diego, CA     February 13, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 6
                                        --------------------

Form 13F Information Table Value Total: $2,048,286
                                        --------------------
                                            (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                                                      FORM 13F INFORMATION TABLE


                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY

    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE

--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----

Waste Management, Inc.           COM    94106L109  $216,560  7,316,200 SH       SOLE             7,316,200

ConAgra Foods, Inc.              COM    205887102  $283,466 10,741,400 SH       SOLE            10,741,400

Prudential Financial, Inc.       COM    744320102  $313,002  7,493,463 SH       SOLE             7,493,463

Prudential Financial, Inc.       COM    744320102  $235,290  5,633,000 SH       OTHER                            5,633,000

National Semiconductor Corp.     COM    637640103  $491,131 12,462,100 SH       SOLE            12,462,100

J.C. Penney Company, Inc.        COM    708160106  $176,249  6,706,600 SH       SOLE             6,706,600

SPDR Trust Series 1              COM    78462F103  $332,588  2,988,747 SH       SOLE             2,988,747


[Repeat as necessary.]